UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-08951

BAT Subsidiary, Inc.

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BAT Subsidiary, Inc.
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257

Date of fiscal year end: December 31, 2005

Date of reporting period:	September 30, 2005

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
SEPTEMBER 30, 2005

BAT Subsidiary, Inc.

	Principal
	Amount
Rating[1]	(000)		Description	Value

			LONG-TERM INVESTMENTS—13.3%
			Agency Multiple Class Mortgage Pass-Through Securities—0.1%
	$ 84		Federal National Mortgage Assoc., Ser. 43, Class E, 4/25/22	$ 86,202

			Interest Only Mortgage-Backed Securities—0.2%
AAA	6,000		Deutsche Mortgage Secs., Inc. Mortgage Loan Trust, Ser. 2, Class AIO, 10/01/05	61,380
			Federal Home Loan Mortgage Corp.,
	64		Ser. 1543, Class VU, 10/01/05	6,601
	21		Ser. 1588, Class PM, 9/15/22	111
	2,645		Ser. 2543, Class IJ, 10/15/12	104,355
			Federal National Mortgage Assoc.,
	8		Ser. 188, Class VA, 3/25/13	1
	83		Ser. 194, Class PV, 6/25/08	626
	100		Ser. 223, Class PT, 10/25/23	8,435

			Total Interest Only Mortgage-Backed Securities	181,509

			Principal Only Mortgage-Backed Securities—0.0%
AAA	8		Collateralized Mortgage Obligation Trust, Ser. 29, Class A, 5/23/17	7,604

			Commercial Mortgage-Backed Securities—0.8%
Aaa	694	[2]	New York City Mortgage Loan Trust, Multi-Family, Class A2, 6.75%, 6/25/11	705,822

			Asset-Backed Securities—0.0%
	391	[3,4,5]	Global Rated Eligible Asset Trust, Ser. A, Class 1, 7.33%, 9/15/07	39
AAA	839	[3,4]	Structured Mortgage Asset Residential Trust, Ser. 3, 8.724%, 4/15/06	84

			Total Asset-Backed Securities	123

			U.S. Government and Agency Zero Coupon Bonds—9.4%
	8,000	[6]	U.S. Treasury Strips, 11/15/05	7,966,448

			Corporate Bonds—1.2%
			Financial Institutions—1.2%
	1,035	[2]	Equitable Life Assurance Society, zero coupon, 12/01/05	1,027,828

			U.S. Government and Agency Securities—0.4%
	337		Small Business Investment Cos., Ser. P10A, Class 1, 6.12%, 2/01/08	346,630

			Taxable Municipal Bonds—1.2%
AAA	1,000		Alameda Cnty. California Pension Oblig., zero coupon, 12/01/05	994,310

			Total Long-Term Investments (cost $11,683,520)	11,316,476

			SHORT-TERM INVESTMENTS—81.8%
			U.S. Government and Agency Zero Coupon Bonds—81.8%
	60,000		Federal Home Loan Bank Discount Notes, 10/26/05	59,847,083
	9,700		Federal National Mortgage Assoc. Discount Notes, 10/03/05	9,698,114

			Total Short-Term Investments (cost $69,545,197)	69,545,197

			Total investments—95.1% (cost $81,228,7177)	$80,861,673
			Liabilities in excess of other assets—4.9%	4,153,154

			Net Assets—100%	$85,014,827

[1]	Using the higher of Standard & Poor’s, Moody’s Investor Service or Fitch Ratings.
[2]	Security interest rate is as of September 30, 2005.
[3]	Interest rate shown is rate as of September 30, 2005 of the underlying collateral.
[4]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of September 30, 2005, the Trust held 2.8% of it nets assets, with a current market value of $956,007, in securities restricted as to resale.
[5]	Security is fair valued.
[6]	Illiquid securities representing 0.5% of net assets.
[7]	Cost for Federal income purposes is $11,740,883. The net unrealized depreciation on a tax basis is $424,407 consisting of $53,750 gross unrealized appreciation and $478,157 gross unrealized depreciation.

1

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management , including it principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BAT Subsidiary, Inc.

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer
Date: November 18, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: November 18, 2005

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Principal Financial Officer
Date: November 18, 2005